Organization	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
Organization

1. Organization

3 E Network Technology Group Limited (the “Company” or “3e Network”), was incorporated in the British Virgin Islands, or BVI, on October 6, 2021. The Company, through its subsidiaries (collectively, the “Group”), is primarily engaged in providing business-to-business (“B2B”) information technology (“IT”) business solutions for enterprises located in Hong Kong. The Group conducts its primary business operations through 3e Network Technology Company Limited (“HK 3e Network”), an indirect wholly-owned subsidiary incorporated in Hong Kong on August 30, 2020. The Company is ultimately controlled by Mr. Joseph Shu Sang Law, our Chairman and Director.

a. Subsidiaries

The consolidated financial statements reflect the activities of MASK and each of the following entities:

Name of the entity Subsidiaries	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities
3e Network Technology Holdings Limited (“BVI 3e Holdings”)	October 8,2018	100%	British Virgin Islands	Investment holding

3e Network Technology Company Limited (“HK 3e Network”)	August 30,2020	100%	Hong Kong	Investment holding and sales and marketing

Maskmeta Limited (“Maskmeta”)	February 25, 2025	100%	Hong Kong	Investment holding and sales and marketing

Aurora Core Technology Oy(“Aurora”)	December 18, 2025	100%	Finland	Data center construction

Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”)*	May 26, 2017	100%	China	IT consulting and solutions service

Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”)*	January 17,2023	100%	China	IT consulting and solutions service

*	The Company has disposed the subsidiaries.

The Group’s former Chinese Mainland operating entities, Guangzhou Sanyi Network Technology Company Limited (“Guangzhou Sanyi Network”) and Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”), disposed of 60% and 100% of their equity interests respectively on March 21, 2025. The Group further sold its remaining 40% equity interest in Guangzhou Sanyi Network on December 25, 2025, completing the full divestment of such Chinese Mainland entities.

b. Stock Split

On January 3, 2024, the Company filed the Amended and Restated Memorandum and Articles of Association (“Amended and Restated Articles”) with the Registrar of Corporate Affairs to increase its authorized shares from 50,000 ordinary shares, par value of $1 per share, to 500,000,000 ordinary shares, par value of $0.0001 per share, consisting of (i) 400,000,000 Class A Ordinary Shares, par value of $0.0001, and (ii) 100,000,000 Class B Ordinary Shares, par value of $0.0001. Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1. As a result of the forward split, as of December 31, 2025, the Company had 22,621,530 issued Class A Ordinary Shares, of which 21,372,919 were outstanding.

Subsequent to December 31, 2025, on March 16, 2026, the Company effectuated a share consolidation of its Class A Ordinary Shares at a ratio of 25-for-1, with the par value adjusted proportionally. The share consolidation has been retroactively applied to all periods presented in the accompanying condensed consolidated financial statements. After giving effect to the share consolidation, the number of issued Class A Ordinary Shares as of December 31, 2025, has been restated to 904,861 shares, and the number of outstanding Class A Ordinary Shares has been restated to 854,917 shares.

1. Organization

3 E Network Technology Group Limited (the “Company” or “3e Network”), was incorporated in the British Virgin Islands, or BVI, on October 6, 2021. The Company, through its subsidiaries (collectively, the “Group”), is primarily engaged in providing business-to-business information technology (“IT”) business solutions for companies in the People’s Republic of China (the “PRC” or “China”). The Company conducts its primary business operations through Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”) and Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”), indirect wholly-owned subsidiaries based in PRC that were incorporated on May 26, 2017 and January 17, 2023, respectively. The Company is ultimately controlled by Mr. Joseph Shu Sang Law, our Chairman and Director.

a. Subsidiaries

The consolidated financial statements reflect the activities of MASK and each of the following entities:

	Date of	Percentage of	Place of	Principle business
Name of the entity	incorporation	ownership	incorporation	activities
Subsidiaries
3e Network Technology Holdings Limited (“BVI 3e Holdings”)	October 8, 2018	100%	British Virgin Islands	Investment holding

3e Network Technology Company Limited (“HK 3e Network”)	August 30 2020,	100%	Hong Kong	Investment holding and sales and marketing

Maskmeta Limited (“Maskmeta”)	February 25, 2025	100%	Hong Kong	Investment holding and sales and marketing

Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”)*	May 26, 2017	100%	PRC	IT consulting and solutions service

Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”)*	January 17, 2023	100%	PRC	IT consulting and solutions service

*	The Company has disposed.

The company sold 60% of equity in Guangzhou Sanyi Network and all equity in Guangzhou 3E Network on March 21, 2025. The divestment of Guangzhou Sanyi Network and Guangzhou 3E Network falls under the category of non-continuing operations. These transactions, which have a significant impact on the company’s entity operations and financial statements or represent a strategic shift, align with the definition of discontinued operations as outlined in ASC 205-20-45-1A to 45-1C and ASC 205-20-45-1E. We have retrospectively classified them as discontinued operations.

b. Stock Split

On January 3, 2024, the Company filed the Amended and Restated Memorandum and Articles of Association (“Amended and Restated Articles”) with the Registrar of Corporate Affairs to increase its authorized shares from 50,000 ordinary shares, par value of $1 per share, to 500,000,000 ordinary shares, par value of $0.0001 per share, consisting of (i) 400,000,000 Class A Ordinary Shares, par value of $0.0001, and (ii) 100,000,000 Class B Ordinary Shares, par value of $0.0001. Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1. As a result, as of June 30, 2024, there were 10,000,000 issued and outstanding Class A Ordinary Shares of the Company.